Financial instruments	12 Months Ended
Dec. 31, 2021
Financial Instruments
Financial instruments

5.17	Financial instruments

Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently re-measured at their fair value at each balance sheet date.

The valuation techniques utilized for measuring the fair values of assets and liabilities are based on observable and unobservable inputs. Observable inputs reflect readily obtainable data from independent sources, while unobservable inputs reflect management’s market assumptions.

The fair value of instruments that are quoted in active markets are determined using the quoted prices where they represent those at which regularly and recently occurring transactions take place. Furthermore, the Group uses valuation techniques to establish the fair value of instruments where prices, quoted in active markets, are not available.

5.17.1	Financial instruments by category

As at December 31, 2020 € in thousand	Assets at fair value through profit and loss	Assets at amortized cost	Total
Assets as per balance sheet
Trade receivables	—	19,232	19,232
Other assets[4]	—	11,918	11,918
Cash and cash equivalents	—	204,435	204,435
Assets	—	235,584	235,584

	Liabilities at fair value through profit and loss	Liabilities at amortized cost	Total
Liabilities as per balance sheet
Borrowings	—	53,363	53,363
Trade payables and accruals	—	36,212	36,212
Tax and employee-related liabilities[5]	—	8,300	8,300
Lease liabilities	—	52,088	52,088
Refund liabilities	—	111,426	111,426
Other liabilities[6]	—	51	51
Liabilities	—	261,439	261,439

As at December 31, 2021 € in thousand	Assets at fair value through profit and loss	Assets at amortized cost	Total
Assets as per balance sheet
Trade receivables	—	44,013	44,013
Other assets[4]	—	11,522	11,522
Cash and cash equivalents	—	346,686	346,686
Assets	—	402,221	402,221

	Liabilities at fair value through profit and loss	Liabilities at amortized cost	Total
Liabilities as per balance sheet
Borrowings	—	57,834	57,834
Trade payables and accruals	—	68,119	68,119
Tax and employee-related liabilities[5]	—	10,101	10,101
Lease liabilities	—	56,822	56,822
Refund liabilities	—	254,582	254,582
Other liabilities[6]	—	44	44
Liabilities	—	447,502	447,502

[4]	Prepayments and tax receivables and other non-financial assets are excluded from the other assets balance, as this analysis is required only for financial instruments.

[5]	Social security and other tax payables are excluded from the tax and employee-related liabilities balance, as this analysis is required only for financial instruments.

[6]	Deferred income is excluded from the other liabilities balance, as this analysis is required only for financial instruments.

5.17.2	Fair value measurements

As at December 31, 2021 and December 31, 2020, the Company did not have assets and liabilities measured though profit and loss.

In 2020, the Group entered into various foreign currency option and forward contracts to limit the risk of foreign currency losses on expected future cash flows. The underlying currency amount and the duration of the options depend on the amount and timing of the expected future cash flows.

As at December 31, 2021 and December 31, 2020, the Company did not have open foreign currency options nor foreign currency forwards.

5.17.3	Credit quality of financial assets

The credit quality of financial assets that are not impaired can be assessed by reference to external credit ratings (if available) or to historical information about counterparty default rates as follows:

€ in thousand	As at December 31,
	2021	2020
Trade receivables
Receivables from governmental institutions (AAA-country)	289	36
Receivables from governmental institutions (AA-country)	23,086	15,595
Receivables from governmental institutions (A-country)	606	—
AA	2	188
A	3,442	787
Counterparties without external credit rating or rating below A	16,589	2,631
Trade receivables	44,013	19,237
Other assets
A	11,296	11,644
Assets from governmental institutions (AA-country)	199	—
Counterparties without external credit rating or rating below A	27	336
Other assets	11,522	11,979

Cash and cash equivalents
AA	3,457	3,984
A	332,361	149,477
Counterparties without external credit rating or rating below A	10,868	50,973
Cash and cash equivalents	346,686	204,435

The rating information refers to long-term credit ratings as published by Standard & Poor’s or another rating organization (equivalent to the Standard & Poor’s rating).

The maximum exposure to credit risk at the reporting date is the fair value of the financial assets.

5.17.4	Impairment of financial assets

Trade receivables

According to IFRS 9.5.5.15, the simplified approach (measure the loss allowance at an amount equal to lifetime expected credit losses) has to be used for trade receivables, which do not contain a significant financing component. This is the case for the Group, as all trade receivables are short term with a maturity lasting less than 12 months.

Loss allowances have to be established for each trade receivable based on the expected credit losses. Accordingly, at the end of each reporting period, trade receivables were adjusted through a loss allowance in accordance with the revised expected outcome.

According to IFRS 9.5.5.17 default probabilities are to be determined on the basis of historical data, but must be adjusted on the balance sheet date on the basis of up-to-date information and forward looking information. The analysis of the historical data showed as at December 31, 2021 and December 31, 2020 that losses incurred were immaterial, taking further into account the limited number of customers as well as credit checks mentioned in Note 5.2.5. Therefore, loss allowance was considered immaterial as at December 31, 2021 and December 31, 2020.

Other assets and cash and cash equivalents

Historically, no losses have been incurred on other assets measured at amortized costs and on cash and cash equivalents. As at December 31, 2021 and December 31, 2020, the expected credit loss was calculated using the cumulative expected default rate based on the counterparties’ ratings and was immaterial.